Insurance-related accounts - Summary of Insurance Related Accounts Measured at Fair Value (Detail) - At fair value [member] - Level 3 of fair value hierarchy [member] - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of fair value measurement of liabilities [line items]
Fair value and future insurance policy benefits and other and policyholders account in life insurance business	¥ 462,684	¥ 507,699
Future Insurance Policy Benefits [Member]
Disclosure of fair value measurement of liabilities [line items]
Fair value and future insurance policy benefits and other and policyholders account in life insurance business	41,214	37,382
Policyholders Account In The Life Insurance Business [Member]
Disclosure of fair value measurement of liabilities [line items]
Fair value and future insurance policy benefits and other and policyholders account in life insurance business	¥ 421,470	¥ 470,317